Lease Right-of-Use Asset and Lease Liabilities - Schedule of Lease Cost (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Leases [Abstract]
Operating lease cost	$ 113,015	$ 142,779	$ 224,721	$ 199,612	$ 451,685	$ 94,986
Short-term lease cost		6,278		63,785	63,785
Lease cost	$ 113,015	$ 149,057	$ 224,721	$ 263,397	$ 515,470	$ 94,986